Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of the components of lease expense
	Statement of Income Location	For the year ended December 31, 2021	For the year ended December 31, 2020

Lease Costs
Operating lease expense	General and administrative expenses	$244,045	$352,645
Total lease expenses		$244,045	$352,645

Schedule of maturity of lease liabilities under the non-cancelable operating leases
Operating
2022	$103,408
Total lease payments	103,408
Less: interest	3,839
Present value of lease liabilities	$99,569